Statements of Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Income Statements, Captions [Line Items]
General and administrative expenses		$ (12,484)	$ (20,402)	$ (9,450)
Other income (expenses), net		(253)	(714)	8,495
Interest income		2,357	5,601	7,621
Income (loss) before income tax		(15,231)	(13,254)	3,944
Income tax expenses		(2,040)	0	0
Consolidated net income (loss)		(13,191)	(13,254)	3,944
Other comprehensive income (loss)		(3,136)	(10,437)	6,311
Consolidated comprehensive income (loss)		(16,327)	(23,691)	10,255
Parent Company
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	[1]	(2,948)	(4,817)	(2,714)
Other income (expenses), net		(556)	5,470	7,296
Interest income		962	2,552	6,998
Income (loss) before income tax		(2,542)	3,205	11,580
Income tax expenses		0	0	0
Income (loss) before share of net profits of subsidiaries, net of income tax		(2,542)	3,205	11,580
Share of net losses subsidiaries, net of income tax		(10,649)	(16,459)	(7,636)
Consolidated net income (loss)		(13,191)	(13,254)	3,944
Foreign currency translation adjustment		(3,136)	(10,437)	6,311
Other comprehensive income (loss)		(3,136)	(10,437)	6,311
Consolidated comprehensive income (loss)		$ (16,327)	$ (23,691)	$ 10,255

[1]	* Amount of share-based compensation expense included in general and administrative expenses $1,424 $3,320 $539